Commitments and Contingencies	5 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies

Note 17 – Contingencies

In the normal course of business, the Company may be party to litigation from time to time. The Company maintains insurance to cover certain actions and believes that resolution of such litigation will not have a material adverse effect on the Company.

Note 17 – Contingencies

In the normal course of business, the Company may be party to litigation from time to time. The Company maintains insurance to cover certain actions and believes that resolution of such litigation will not have a material adverse effect on the Company.

Decarbonization Plus Acquisition Corporation Iii
Commitments and Contingencies

Note 5 — Commitments and Contingencies

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of the Initial Public Offering to purchase up to 5,250,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less applicable underwriting discounts and commissions. As of June 30, 2021, the underwriters’ over-allotment option had not been exercised.

The underwriters are entitled to a deferred fee of $0.35 per Unit, or $12,250,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes an Initial Business Combination, subject to the terms of the underwriting agreement.

Risks and Uncertainties

The Company continues to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. These financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In the normal course of business, the Company may be party to litigation from time to time. As of June 30, 2021, the Company was not party to any litigation.

Note 6 — Commitments and Contingencies

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of the Initial Public Offering to purchase up to 5,250,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less applicable underwriting discounts and commissions. On May 7, 2021, the underwriters’ over-allotment option expired unexercised.

The underwriters are entitled to a deferred fee of $0.35 per Unit, or $12,250,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes an Initial Business Combination, subject to the terms of the underwriting agreement.

Business Combination Agreement

On June 15, 2021, the Company entered into a business combination agreement and plan of reorganization (the “Business Combination Agreement”) with DCRC Merger Sub Inc., a Delaware corporation and wholly owned subsidiary of the Company (“Merger Sub”), and Solid Power, Inc., a Colorado corporation (“Solid Power”), pursuant to which Merger Sub will be merged with and into Solid Power (the “Merger” and together with the other transactions related thereto, the “Proposed Transactions”), with Solid Power surviving the Merger as a wholly owned subsidiary of the Company. The parties expect the Proposed Transactions to be completed in the fourth quarter of 2021, subject to, among other things, the approval of the Proposed Transactions by the Company’s stockholders, satisfaction of the conditions stated in the Business Combination Agreement and other customary closing conditions. For additional information on the Business Combination, please see the Form 8-K filed with the SEC on June 15, 2021 and the registration statement on Form S-4 filed with the SEC on August 10, 2021 and the amendments thereto. In connection with the proposed business combination, the Company will pay approximately $2.4 million in success fees to third parties for services incurred related to the successful completion of the business combination.

Risks and Uncertainties

The Company continues to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. These financial statements do not include any adjustments that might result from the outcome of this uncertainty.